Stock options (Schedule of detailed information about options, valuation assumptions) (Details)	12 Months Ended
Oct. 31, 2018 USD ($) months
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date (per share)	$ 0.09
Exercise price	$ 0.10
Volatility factor (based on historical volatility)	95.00%
Risk free interest rate	2.07%
Expected life of conversion features (in months) | months	60
Expected dividend yield	0.00%
Forfeiture rate	0.00%